BUSINESS COMBINATIONS - Outstanding Balances of Financial Liabilities Related to Acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Other financial liabilities - current	$ 19,822	$ 8,937
Other financial liabilities - non current	74,376	1,617
Belatrix
Disclosure of financial liabilities [line items]
Other financial liabilities - current		4,221
BI Live
Disclosure of financial liabilities [line items]
Other financial liabilities - non current	535	515
Contingent consideration
Disclosure of financial liabilities [line items]
Other financial liabilities - current	19,729	8,937
Other financial liabilities - non current	73,639	1,617
Contingent consideration | Clarice
Disclosure of financial liabilities [line items]
Other financial liabilities - current	0	1,580
Other financial liabilities - non current	0	0
Contingent consideration | Ratio
Disclosure of financial liabilities [line items]
Other financial liabilities - current	0	903
Other financial liabilities - non current	0	0
Contingent consideration | PointSource
Disclosure of financial liabilities [line items]
Other financial liabilities - current	0	1,086
Other financial liabilities - non current	0	0
Contingent consideration | Avanxo
Disclosure of financial liabilities [line items]
Other financial liabilities - current	1,145	1,147
Other financial liabilities - non current	0	1,102
Contingent consideration | Belatrix
Disclosure of financial liabilities [line items]
Other financial liabilities - current	0	4,221
Other financial liabilities - non current	0	0
Contingent consideration | BI Live
Disclosure of financial liabilities [line items]
Other financial liabilities - current	138	0
Other financial liabilities - non current	397	515
Contingent consideration | Grupo ASSA
Disclosure of financial liabilities [line items]
Other financial liabilities - current	11,218	0
Other financial liabilities - non current	13,343	0
Contingent consideration | Xappia
Disclosure of financial liabilities [line items]
Other financial liabilities - current	4,761	0
Other financial liabilities - non current	2,382	0
Contingent consideration | Giant Monkey Robot
Disclosure of financial liabilities [line items]
Other financial liabilities - current	2,467	0
Other financial liabilities - non current	1,924	0
Contingent consideration | BlueCap
Disclosure of financial liabilities [line items]
Other financial liabilities - current	0	0
Other financial liabilities - non current	$ 55,593	$ 0